EQUITY, NET, Treasury Shares (Details) S/ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 PEN (S/) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 PEN (S/) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 PEN (S/) shares
Treasury Shares [Abstract]
Number of treasury shares (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Number of shares, shared-based payment (in shares)	[1]	228,377	228,377	229,523	229,523	293,606	293,606
Number of shares, total (in shares)		14,849,223	14,849,223	14,850,369	14,850,369	14,914,452	14,914,452
Purchase of number of treasury shares (in shares)		137,604	137,604	97,951	97,951	240,151	240,151
Purchase of treasury shares		$ 22.5	S/ 83.6	$ 16.1	S/ 58.9	$ 44.4	S/ 151.9
Atlantic Security Holding Corporation [Member]
Treasury Shares [Abstract]
Number of treasury shares (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Number of shares, shared-based payment (in shares)	[1]	0	0	0	0	0	0
Number of shares, total (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Banco de Credito del Peru [Member]
Treasury Shares [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	120,505	120,505	134,133	134,133	159,339	159,339
Number of shares, total (in shares)		120,505	120,505	134,133	134,133	159,339	159,339
Grupo Credito [Member]
Treasury Shares [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	23,214	23,214	7,871	7,871	32,512	32,512
Number of shares, total (in shares)		23,214	23,214	7,871	7,871	32,512	32,512
Pacfico Seguros [Member]
Treasury Shares [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	20,606	20,606	22,966	22,966	29,845	29,845
Number of shares, total (in shares)		20,606	20,606	22,966	22,966	29,845	29,845
Credicorp Capital Servicios Financieros [Member]
Treasury Shares [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	15,007	15,007	15,561	15,561	17,598	17,598
Number of shares, total (in shares)		15,007	15,007	15,561	15,561	17,598	17,598
MiBanco [Member]
Treasury Shares [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	14,260	14,260	14,418	14,418	14,872	14,872
Number of shares, total (in shares)		14,260	14,260	14,418	14,418	14,872	14,872
ASB Bank Corp. (Atlantic Security Bank) [Member]
Treasury Shares [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	11,791	11,791	11,193	11,193	11,434	11,434
Number of shares, total (in shares)		11,791	11,791	11,193	11,193	11,434	11,434
Prima AFP [Member]
Treasury Shares [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	5,406	5,406	6,406	6,406	7,664	7,664
Number of shares, total (in shares)		5,406	5,406	6,406	6,406	7,664	7,664
Other Minors [Member]
Treasury Shares [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	17,588	17,588	16,975	16,975	20,342	20,342
Number of shares, total (in shares)		17,588	17,588	16,975	16,975	20,342	20,342

[1]	It comprises treasury shares that were granted to employees and senior management, for which they have the right to vote. These shares are not vested at said dates, see note 20.